OPERATING LEASES (Details) - Schedule of rental expense - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Operating Leases
Sublease income	$ 7,467,165	$ 7,357,895
Operating lease cost	(2,997,462)	(2,996,055)
Excess of sublease income over lease cost	$ 4,469,703	$ 4,361,840